DEFERRED INCOME	12 Months Ended
Dec. 31, 2021
DEFERRED INCOME
DEFERRED INCOME

20.     DEFERRED INCOME

In connection with the IPO, the Group has been entitled to receive consideration from the depositary based on the number of issued ADSs. The Group has recorded this consideration as deferred income in the consolidated statement of financial position, as the Group is obliged to return the unearned portion of the consideration upon termination of the ADS program before the five-year contract term expiration. Income is recognized on a straight-line basis over a five-year contract term and presented as other income in the consolidated statement of income or loss and other comprehensive income.